S000071941 [Member] Average Annual Total Returns	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	12.18%
Performance Inception Date		Aug. 04, 2021
Nuveen Dividend Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.97%	9.64%
Performance Inception Date		Aug. 04, 2021
Nuveen Dividend Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.48%	9.26%
Performance Inception Date		Aug. 04, 2021
Nuveen Dividend Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	7.49%
Performance Inception Date		Aug. 04, 2021